Document and Entity Information	12 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002047235
Amendment Flag	false
Entity Registrant Name	Winchester Bancorp, Inc.
Document Type	DEF 14A